PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of property, plant and equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2023	$32,646	$15,224	$11,022	$197	$59,089
Additions, net	5	(37)	(50)	—	(82)
Transfer from construction work-in-progress	3	514	621	—	1,138
Disposals	(38)	—	—	(39)	(77)
Transfer to assets held for sale	(143)	(230)	—	—	(373)
Items recognized through OCI:
Change in fair value	(75)	—	—	(23)	(98)
Foreign exchange	(1,223)	(293)	(286)	(16)	(1,818)
Items recognized through net income:
Change in fair value	(26)	—	—	(11)	(37)
Depreciation	(314)	(437)	(259)	(9)	(1,019)
As at June 30, 2024	$30,835	$14,741	$11,048	$99	$56,723

Construction work-in-progress
As at December 31, 2023	$300	$1,617	$2,987	$12	$4,916
Additions	53	216	1,184	41	1,494
Transfer to property, plant and equipment	(3)	(514)	(621)	—	(1,138)
Disposals	—	(78)	—	(3)	(81)
Transfer to assets held for sale	(1)	—	(12)	(1)	(14)
Items recognized through OCI:
Foreign exchange	(7)	(34)	(32)	—	(73)
Items recognized through net income:
Change in fair value	—	—	(1)	—	(1)
As at June 30, 2024	$342	$1,207	$3,505	$49	$5,103
Total property, plant and equipment, at fair value
As at December 31, 2023(2)(3)	$32,946	$16,841	$14,009	$209	$64,005
As at June 30, 2024(2)(3)	$31,177	$15,948	$14,553	$148	$61,826
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $53 million (2023: $60 million) in hydroelectric, $264 million (2023: $284 million) in wind, $394 million (2023: $385 million) in solar, and nil (2023: nil) in other.
(3)Includes land not subject to revaluation of $206 million (2023: $222 million) in hydroelectric, $20 million (2023: $20 million) in wind, $151 million (2023: $92 million) in solar, and $1 million (2023: $1 million) in other.